INCOME TAXES (Details 2) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards at tax rates in effect at period end	$ 226,600	$ 233,800
Less: valuation allowance	(226,600)	(233,800)
Total deferred tax asset	$ 0	$ 0